LAZARD
RETIREMENT SERIES
     SEMI-ANNUAL REPORT
          JUNE 30, 2000













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LAZARD RETIREMENT SERIES, INC.

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BOARD OF DIRECTORS
------------------

JOHN J. BURKE            RETIRED; FORMER VICE CHAIRMAN AND DIRECTOR,
                         MONTANA POWER COMPANY

KENNETH S. DAVIDSON      PRESIDENT, DAVIDSON CAPITAL MANAGEMENT CORPORATION

NORMAN EIG               VICE CHAIRMAN AND MANAGING DIRECTOR,
                         LAZARD FRERES & CO. LLC

CARL FRISCHLING          SENIOR PARTNER, KRAMER, LEVIN, NAFTALIS & FRANKEL LLP

HERBERT W. GULLQUIST     VICE CHAIRMAN AND MANAGING DIRECTOR,
                         LAZARD FRERES & CO. LLC;
                         CHIEF INVESTMENT OFFICER, LAZARD ASSET MANAGEMENT
WILLIAM KATZ             PRESIDENT AND CHIEF OPERATING OFFICER, BBDO WORLDWIDE
                         NETWORK

LESTER Z. LIEBERMAN      PRIVATE INVESTOR

RICHARD REISS, JR.       MANAGING PARTNER, GEORGICA ADVISERS LLC

JOHN RUTLEDGE            PRESIDENT, RUTLEDGE AND COMPANY


OFFICERS
--------

NORMAN EIG               CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST     PRESIDENT

DAVID M. GOLDENBERG      VICE PRESIDENT AND SECRETARY

GERALD B. MAZZARI        TREASURER


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LAZARD RETIREMENT SERIES, INC.

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TABLE OF CONTENTS                                           PAGE

Overview .................................................     2

Growth Charts ............................................     3

Performance Table ........................................     5

Portfolios of Investments

  Lazard Retirement Equity Portfolio .....................     6

  Lazard Retirement Small Cap Portfolio ..................     7

  Lazard Retirement International Equity Portfolio .......     9

  Lazard Retirement Emerging Markets Portfolio ...........    11

  Notes to Portfolios of Investments .....................    13

Statements of
  Assets and Liabilities .................................    15

  Operations .............................................    16

  Changes in Net Assets ..................................    17

Financial Highlights .....................................    21

Notes to Financial Highlights ............................    23

Notes to Financial Statements ............................    24



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LAZARD RETIREMENT SERIES, INC.
OVERVIEW

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LAZARD RETIREMENT SERIES, INC.

After a difficult start, equity markets around the world staged a rally late in the first quarter, only to experience a fundamental turnaround during the early part of the second quarter. While growth stocks led the initial rally in late February, the market underwent a sharp rotation back to value at the end of March. That rotation lasted through May, fueled by tighter monetary policy and concerns over global growth. Thus, investors began to focus on fundamentals after an extended period dominated by momentum strategies. While the S&P 500 fell nearly 3% by the end of the second quarter, the tech-laden NASDAQ Composite bore the brunt of the sell-off, falling over 13% and suffering its first quarterly decline since 1998. The volatile period was marked by dramatic reversals, including a sharp rebound in global tech and telecom shares in June. However, market sentiment has fundamentally changed; even amid the tech rally in June, some of the most established Internet companies experienced weakness. For example, Amazon fell nearly 20% in a single day after an analyst noted that the company is still unable to generate cash flow from its operations even as its sales grow strongly. Thus, investors have begun to question where money-losing dot-coms will obtain financing, an issue that was far from their minds amid the euphoria of late 1999 and early 2000.

During this very turbulent period, companies reporting earnings that were even modestly disappointing experienced dramatic weakness. Even established, blue-chip companies with solid franchises were dealt with harshly if they did not meet Wall Street's expectations. Still, while the market volatility dented the prospects of many Internet start-up hopefuls, established companies continued to adapt their business to leverage technology to drive financial productivity to new levels. Meanwhile, a host of companies around the globe also formed web-enabled business-to-business ("B2B") exchanges, and other companies reshaped themselves via M&A and disposals. Even as telecommunication stock prices fell, companies moved to focus operations and highlight the hidden asset values, amid the continuing trend to carve out wireless operations.

During the first quarter, the rotation into more established and profitable technology stocks benefited U.S. investors. There were also strong gains in U.S. healthcare holdings that had lagged in 1999, although consumer staples holdings continued to lag. By the end of June, those same investors benefited from a relatively high weight in healthcare as these stocks rebounded from recent weakness. The high weight in consumer staples also helped as a wave of industry consolidation sparked investor interest. After languishing during 1999, these sectors have been the primary beneficiaries of the rotation out of technology as investors seek companies that both possess consistent earnings growth and trade at more reasonable valuations. While a low weight in technology helped returns overall, stock selection in the sector was equally important as investors began to differentiate between providers of enabling technology and companies with a less clear ability to add value.

In the bond market, the U.S. Treasury yield curve inversion that began in late January and continued through March dominated the first quarter of 2000. The yield curve inverted on the expectation of continued short-term interest rate hikes combined with the announcement of less frequent U.S. Treasury auctions and an aggressive buy-back plan. After reports of continued strong economic growth, the Federal Reserve increased rates as expected by 25 basis points in February and again by 25 basis points in March. After a rocky ride during April and May, the U.S. bond market enjoyed a strong month in June. Interest rates fell significantly as investors reacted positively to the Federal Reserve's decision to leave interest rates unchanged at the June meeting. More moderate economic numbers also painted a brighter outlook with less inflationary pressure.

The return to more fundamental issues of investing is a healthy one, both for relative value investors and for the economy as a whole. It also presents many new opportunities. As the equity market's focus on fundamentals persists, Lazard continues to seek--as it always has--relative value investments among competitive, traditional companies in conjunction with opportunistic investments in currently weakened technology, media and telecom companies that can prove real financial productivity.

2

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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS

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LAZARD RETIREMENT EQUITY PORTFOLIO

Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


    COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EQUITY PORTFOLIO, STANDARD & POOR'S 500 INDEX, STANDARD & POOR'S BARRA VALUE INDEX AND RUSSELL
                                1000 VALUE INDEX


           [Figures below represents line chart in its printed piece]

        Lazard Retirement                                           Russell 1000
         Equity Portfolio        S&P 500       S&P Barra Value          Value
         ----------------        -------       ---------------          -----
3/18/98       10000              10000              10000              10000
              10230              10154.4            10105.2            10105.3
              10309.8            10256.5            10224.9            10172.9
              10250              10080.1            10081              10022
Jun-98        10409.9            10489.6            10157.5            10150.5
              10199.6            10377.9            9937.11            9971.33
              9029.72            8874.62            8339.22            8487.4
Sep-98        9299.71            9443.39            8845.91            8974.58
              10219.5            10211.5            9538.81            9669.75
              10599.6            10830.7            10035.7            10120.3
Dec-98        11088.7            11455              10388.1            10464.8
              11319.3            11934.3            10598              10548.4
              10978.6            11563.8            10369.8            10399.5
Mar-99        11390.3            12026.9            10684.1            10614.7
              12022.5            12492.9            11605.2            11606.1
              11962.4            12198.7            11400.1            11478.6
Jun-99        12403.4            12875.7            11838              11811.8
              12121.9            12474              11474              11465.9
              11820              12411.6            11183.7            11040.4
Sep-99        11197.1            12072.2            10746.1            10654.6
              11720.4            12836.1            11352.7            11267.8
              11780.6            13097              11286.2            11179.7
Dec-99        11993.8            13868.5            11710.2            11233.7
              11494.4            13171.7            11337.6            10867.3
              10651.9            12922.4            10629.2            10059.8
Mar-00        11858.2            14186.2            11737.3            11287.2
              11858.2            13758.5            11658.8            11155.9
              12045.5            13476.2            11695.1            11273.4
Jun-00        11931.1            13808.4            11233.2            10758.2


LAZARD RETIREMENT SMALL CAP PORTFOLIO

Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

             COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT
      SMALL CAP PORTFOLIO, RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX


           [Figures below represents line chart in its printed piece]

            Lazard Retirement                                    Russell 2000
           Small Cap Portfolio          Russell 2000                 Value

11/4/97           10000                    10000                    10000
Nov-97            9720                     9762.77                  10071.4
Dec-97            9855.83                  9933.62                  10412.9
Jan-98            9855.83                  9776.87                  10224.5
Feb-98            10567                    10499.8                  10842.6
Mar-98            10957.6                  10932.8                  11282.3
Apr-98            10957.6                  10993.2                  11338.1
May-98            10446.8                  10401.1                  10936.7
Jun-98            10186.6                  10423                    10874.9
Jul-98            9475.62                  9579.25                  10023.1
Aug-98            8285.48                  7719.15                  8453.36
Sep-98            8505.88                  8323.25                  8930.72
Oct-98            8936.27                  8662.67                  9195.87
Nov-98            9376.83                  9116.51                  9444.81
Dec-98            9539.05                  9680.64                  9741
Jan-99            9348.27                  9809.39                  9519.87
Feb-99            8847.2                   9014.83                  8869.95
Mar-99            8817.12                  9155.46                  8796.78
Apr-99            9758.79                  9975.79                  9599.83
May-99            10239.9                  10121.4                  9894.93
Jun-99            10690.6                  10579.1                  10253.2
Jul-99            10600.8                  10289.3                  10009.9
Aug-99            10209.6                  9908.46                  9644.06
Sep-99            9899.22                  9910.44                  9451.27
Oct-99            9508.69                  9950.77                  9262.15
Nov-99            9608.92                  10544.6                  9310.13
Dec-99            10027.9                  11738.3                  9596.14
Jan-00            9864.41                  11549.3                  9345.2
Feb-00            10047.9                  13456.5                  9916.38
Mar-00            10977.5                  12569.8                  9962.88
Apr-00            10885.5                  11813.6                  10021.9
May-00            10742.9                  11125.1                  9868.93
Jun-00            11008.3                  12094.9                  10157.3

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

                                                                               3
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LAZARD RETIREMENT SERIES, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Lazard Retirement International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

   COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT INTERNATIONAL EQUITY
           PORTFOLIO AND MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,
                         AUSTRALASIA AND FAR EAST INDEX


           [Figures below represents line chart in its printed piece]

   Lazard Retirement
     International
        Equity
       Portfolio     MSCI EAFE
9/1/98   10000        10000
Sep-98   9620         9693
         10310.1      10703
         10930.2      11251
Dec-98   11230.1      11695.9
         11209.9      11660.8
         10909.5      11383.3
Mar-99   11269.5      11857.9
         11780        12338.7
         11350        11703.6
Jun-99   11819.9      12159.9
         12160.3      12521
         12410.2      12566.7
Sep-99   12370        12693.4
         12639.7      13168.8
         12800.2      13626.3
Dec-99   13634.8      14850
         12654.2      13906.4
         12755.4      14280.8
Mar-00   13270.7      14834.9
         12775.7      14054.2
         12654.4      13711
Jun-00   13118.8      14247.2




LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

Lazard Retirement Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


     COMPARISON OF $10,000 INVESTMENT IN LAZARD RETIREMENT EMERGING MARKETS
               PORTFOLIO AND MORGAN STANLEY CAPITAL INTERNATIONAL
                         EMERGING MARKETS (FREE) INDEX

           [Figures below represents line chart in its printed piece]

                     Lazard Retirement        MSCI Emerging
                     Emerging Markets            Markets
                        Portfolio                (Free)

      11/4/97             10000                  10000
      Nov-97              9360                   9180
      Dec-97              9529.38                9401.22
      Jan-98              9027.31                8663.88
      Feb-98              9880.83                9568.18
      Mar-98              10403                  9983.4
      Apr-98              10362.8                9874.65
      May-98              9107.64                8521.42
      Jun-98              8494.69                7627.56
      Jul-98              8755.48                7869.4
      Aug-98              6104.32                5594.04
      Sep-98              6576.19                5948.9
      Oct-98              7098.33                6575.33
      Nov-98              7630.71                7122.19
      Dec-98              7351.66                7018.97
      Jan-99              6855.42                6905.97
      Feb-99              6885.58                6972.95
      Mar-99              7857.83                7891.99
      Apr-99              8718.42                8868.07
      May-99              8486.07                8816.49
      Jun-99              9488.61                9817.09
      Jul-99              9154.61                9550.06
      Aug-99              8991.66                9636.95
      Sep-99              8657.17                9310.81
      Oct-99              8809.02                9509.07
      Nov-99              9681.11                10361.7
      Dec-99              11181.7                11679.7
      Jan-00              10907.7                11749.3
      Feb-00              11100.8                11904.4
      Mar-00              11120.8                11962.3
      Apr-00              10064.9                10828.3
      May-00              9556.59                10380.7
      Jun-00              10338.5                10746.3



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

4


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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE TABLE

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
                                                    AVERAGE ANNUAL TOTAL RETURNS FOR    CUMULATIVE TOTAL RETURNS FOR
                                                       PERIODS ENDED JUNE 30, 2000       PERIODS ENDED JUNE 30, 2000
                                                    ---------------------------------   ----------------------------
                                                             ONE            SINCE             ONE             SINCE
                                                            YEAR         INCEPTION*          YEAR          INCEPTION*
                                                    ---------------------------------   ----------------------------
Lazard Retirement Equity Portfolio                         (3.80)%          8.03%             (3.80)%         19.31%
Standard & Poor's 500 Index**                               7.24%          15.17%              7.24%          38.08%

Standard & Poor's Barra Value Index**                      (5.11)%          5.22%             (5.11)%         12.33%
Russell 1000 Value Index**                                 (8.92)%          3.25%             (8.92)%          7.58%

Lazard Retirement Small Cap Portfolio                       2.97%           3.68%              2.97%          10.08%
Russell 2000 Index**                                       14.32%           7.39%             14.32%          20.95%
Russell 2000 Value Index**                                 (0.94)%          0.57%             (0.94)%          1.57%

Lazard Retirement International Equity Portfolio           10.99%          15.99%             10.99%          31.19%
MSCI EAFE Index**                                          17.16%          21.30%             17.16%          42.47%

Lazard Retirement Emerging Markets Portfolio                8.96%           1.26%              8.96%           3.39%
MSCI Emerging Markets (Free) Index**                        9.47%           2.75%              9.47%           7.46%

NOTES TO PERFORMANCE TABLE

 * Performance is measured from March 18, 1998 for Lazard Retirement Equity Portfolio, from November 4, 1997 for Lazard Retirement Small Cap Portfolio and Lazard Retirement Emerging Markets Portfolio, and from September 1, 1998 for Lazard Retirement International Equity Portfolio.

   The performance for the relevant indices are for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses, the Portfolio's total return would have been lower.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of Lazard Retirement Series, Inc. (the "Fund") will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

** The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P Barra Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is composed of the 2,000 smallest U.S. companies included in the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth value. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is a broadly diversified international index composed of equity securities of approximately 1,000 companies located outside the United States. The MSCI Emerging Markets (Free) Index is comprised of emerging market securities in countries open to non-local investors.

   This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


                                                                               5


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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
-------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO

COMMON STOCKS--92.4%

AEROSPACE & DEFENSE--3.0%
 United Technologies Corp. ..................       1,035    $  60,936
                                                             ---------
BANKING & FINANCIAL SERVICES--14.6%
 Bank of America Corp. ......................         713       30,659
 Bank of New York Company, Inc. .............         890       41,385
 Chase Manhattan Corp. ......................       1,240       57,117
 Citigroup, Inc. ............................         940       56,635
 Federal National Mortgage Association ......         665       34,705
 FleetBoston Financial Corp. ................       1,035       35,190
 The Hartford Financial Services
  Group, Inc. ...............................         740       41,394
                                                             ---------
                                                               297,085
                                                             ---------
BREWERY--2.2%
 Heineken NV ADR ............................         742       45,344
                                                             ---------
CHEMICALS & PLASTICS--2.1%
 Du Pont (E.I.) De Nemours & Co. ............         985       43,094
                                                             ---------
COMPUTER SOFTWARE--2.4%
 Microsoft Corp. (a) ........................         600       48,000
                                                             ---------
COMPUTERS & BUSINESS EQUIPMENT--9.4%
 Compaq Computer Corp. ......................       1,550       39,622
 Hewlett-Packard Co. ........................         480       59,940
 International Business Machines Corp. ......         505       55,329
 Xerox Corp. ................................       1,760       36,520
                                                             ---------
                                                               191,411
                                                             ---------
DIVERSIFIED--3.0%
 Minnesota Mining &
  Manufacturing Co. .........................         735       60,637
                                                             ---------
DRUGS & HEALTH CARE--12.5%
 Aventis SA ADR .............................         633       45,932
 Johnson & Johnson ..........................         560       57,050
 Merck & Company, Inc. ......................         860       65,898
 Pharmacia Corp. ............................         770       39,799
 Schering-Plough Corp. ......................         920       46,460
                                                             ---------
                                                               255,139
                                                             ---------
FOOD & BEVERAGES--5.5%
 Diageo PLC ADR .............................       1,375       48,898
 PepsiCo, Inc. ..............................       1,430       63,546
                                                             ---------
                                                               112,444
                                                             ---------
HOTELS & RESTAURANTS--3.0%
 McDonald's Corp ............................       1,845       60,770
                                                             ---------
HOUSEHOLD PRODUCTS--2.1%
 Procter & Gamble Co. .......................         765       43,796
                                                             ---------
INSURANCE--3.4%
 Aetna, Inc. ................................         550       35,303
 Allstate Corp. .............................       1,500       33,375
                                                             ---------
                                                                68,678
                                                             ---------
MANUFACTURING--3.1%
 General Electric Co. .......................       1,210       64,130
                                                             ---------
MULTIMEDIA--1.9%
 Gannett Company, Inc. ......................         660       39,476
                                                             ---------
OIL & GAS--5.7%
 BP Amoco PLC ADR ...........................         700       39,594
 Chevron Corp. ..............................         435       36,894
 Royal Dutch Petroleum Co. NY Shares ........         630       38,784
                                                             ---------
                                                               115,272
                                                             ---------
PAPER PRODUCTS--2.3%
 Kimberly-Clark Corp. .......................         820       47,047
                                                             ---------
RETAIL--2.1%
 Federated Department Stores, Inc. (a) ......       1,290       43,538
                                                             ---------
SERVICES--1.8%
 First Data Corp. ...........................         735       36,474
                                                             ---------
TELECOMMUNICATIONS--12.3%
 Alcatel SA ADR .............................         645       42,892
 AT&T Corp. .................................       2,360       74,635
 Bell Atlantic Corp. ........................         720       36,585
 Lucent Technologies, Inc. ..................         680       40,290
 SBC Communications, Inc. ...................       1,284       55,533
                                                             ---------
                                                               249,935
                                                             ---------
TOTAL COMMON STOCKS
 (Identified cost $1,901,563) ...............                1,883,206
                                                             ---------
                                                   PRINCIPAL
                                                    AMOUNT
                                                    (000)
                                                  ----------
REPURCHASE AGREEMENT--8.4%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $145,000 United States
  Treasury Bond, 10.75%, 08/15/05, with
  a value of $178,531)
  (Identified cost $171,000) ................        $171      171,000
                                                             ---------
TOTAL INVESTMENTS
 (Identified cost $2,072,563) (b) ...........       100.8%  $2,054,206
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ..............................        (0.8)     (15,679)
                                                    -----   ----------
NET ASSETS ..................................       100.0%  $2,038,527
                                                    =====   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

6

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LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                    SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO

COMMON STOCKS--91.5%

AEROSPACE & DEFENSE--0.6%
 AAR Corp. .................................    2,600   $ 31,200
                                                        --------
AUTO PARTS--1.7%
 Pennzoil-Quaker State Co. .................    7,500     90,469
                                                        --------
BANKING & FINANCIAL SERVICES--5.4%
 Heller Financial, Inc. ....................    3,100     63,550
 Independence Community Bank Corp. .........    3,000     39,750
 Southwest Bancorporation of
  Texas, Inc. (a) ..........................    3,900     80,925
 Staten Island Bancorp, Inc. ...............    5,400     95,175
                                                        --------
                                                         279,400
                                                        --------
BUILDING & CONSTRUCTION--0.7%
 Dycom Industries, Inc. (a) ................      800     36,800
                                                        --------
BUSINESS SERVICES & SUPPLIES--15.0%
 ACNielsen Corp. (a) .......................    3,600     79,200
 Acxiom Corp. (a) ..........................    2,300     62,675
 Affiliated Computer Services, Inc.,
  Class A (a) ..............................      900     29,756
 American Management Systems, Inc. (a) .....    2,400     78,788
 CDI Corp. (a) .............................    4,100     83,537
 Gartner Group, Inc., Class A ..............    7,500     90,000
 Interim Services, Inc. (a) ................    4,400     78,100
 MAXIMUS, Inc. (a) .........................    3,600     79,650
 National Data Corp. .......................    2,500     57,500
 The Profit Recovery Group
  International, Inc. (a) ..................    2,800     46,550
 United Stationers, Inc. (a) ...............    2,800     90,650
                                                        --------
                                                         776,406
                                                        --------
CHEMICALS & PLASTICS--1.7%
 Minerals Technologies, Inc. ...............    1,900     87,400
                                                        --------
COMMUNICATION SERVICES--1.5%
 Brightpoint, Inc. (a) .....................    9,300     80,503
                                                        --------
COMPUTER SERVICES--0.6%
 Dendrite International, Inc. (a) ..........    1,000     33,313
                                                        --------
COMPUTER SOFTWARE--1.1%
 Transaction Systems Architects, Inc.,
  Class A (a) ..............................    3,300     56,513
                                                        --------
COMPUTERS & BUSINESS EQUIPMENT--9.0%
 Bell & Howell Co. (a) .....................    3,200     77,600
 Electronics for Imaging, Inc. (a) .........    3,300     83,531
 Mentor Graphics Corp. (a) .................    4,900     97,387
 Micron Electronics, Inc. (a) ..............    3,000     37,500
 Quantum Corporation-
  Hard Disk Drive (a) ......................    5,100     56,419
 RadiSys Corp. (a) .........................    2,000    113,500
                                                        --------
                                                         465,937
                                                        --------
CONSTRUCTION MATERIALS--0.9%
 Martin Marietta Materials, Inc. ...........    1,200     48,525
                                                        --------
CONTAINERS--1.1%
 Packaging Corp. of America (a) ............    5,500     55,688
                                                        --------
DRUGS & HEALTH CARE--2.7%
 AmeriSource Health Corp., Class A (a) .....    2,700     83,700
 Apria Healthcare Group, Inc. (a) ..........    1,100     13,475
 Enzon, Inc. (a) ...........................    1,000     42,500
                                                        --------
                                                         139,675
                                                        --------
ELECTRONICS--2.9%
 General Semiconductor, Inc. (a) ...........    4,700     69,325
 Sensormatic Electronics Corp. (a) .........    5,200     82,225
                                                        --------
                                                         151,550
                                                        --------
FOOD & BEVERAGES--2.7%
 Flowers Industries, Inc. ..................    2,800     55,825
 Whitman Corp. .............................    7,000     86,625
                                                        --------
                                                         142,450
                                                        --------
GAS EXPLORATION--0.6%
 Barrett Resources Corp. (a) ...............    1,050     31,959
                                                        --------
HOUSEHOLD APPLIANCES &
  HOME FURNISHINGS--4.8%
 Ethan Allen Interiors, Inc. ...............    4,000     96,000
 Furniture Brands
  International, Inc. (a) ..................    4,100     62,012
 Harman International
  Industries, Inc. .........................    1,500     91,500
                                                        --------
                                                         249,512
                                                        --------
INDUSTRIAL & MACHINERY--2.6%
 JLG Industries, Inc. ......................    2,300     27,313
 Regal-Beloit Corp. ........................    1,100     17,669
 Snap-on, Inc. .............................    3,300     87,862
                                                        --------
                                                         132,844
                                                        --------
INSURANCE--5.9%
 Arthur J. Gallagher & Co. .................    1,800     75,600
 Everest Re Group, Ltd. ....................    2,900     95,337
 Radian Group, Inc. ........................      979     50,663
 Renaissance Re Holdings Ltd. ..............    1,900     82,769
                                                        --------
                                                         304,369
                                                        --------
MEDICAL PRODUCTS--4.4%
 Invacare Corp. ............................    3,800     99,750
 STERIS Corp. (a) ..........................   10,400     92,300
 Varian Medical Systems, Inc. (a) ..........      900     35,212
                                                        --------
                                                         227,262
                                                        --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                             SHARES     VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT SMALL CAP PORTFOLIO (CONTINUED)

MEDICAL SERVICES--0.3%
 MedQuist, Inc. (a) ..............         407  $    13,838
                                                -----------
MEDICAL SUPPLIES--1.8%
 DENTSPLY International, Inc. ....       3,100       95,519
                                                -----------
MULTIMEDIA--1.9%
 The Ackerley Group, Inc. ........       8,500       99,875
                                                -----------
OIL & GAS--1.7%
 Devon Energy Corp. ..............         700       39,331
 Helmerich & Payne, Inc. .........       1,250       46,719
                                                -----------
                                                     86,050
                                                -----------
PHOTOGRAPHY--1.5%
 Polaroid Corp. ..................       4,400       79,475
                                                -----------
PRINTING--2.4%
 Valassis Communications, Inc. (a)       3,300      125,812
                                                -----------
PUBLISHING--5.8%
 Banta Corp. .....................       4,300       81,431
 Houghton Mifflin Co. ............       2,400      112,050
 R. H. Donnelley Corp. (a) .......       5,500      106,563
                                                -----------
                                                    300,044
                                                -----------
REAL ESTATE--0.6%
 FelCor Lodging Trust, Inc. ......       1,600       29,600
                                                -----------
RETAIL--5.4%
 Borders Group, Inc. (a) .........       5,700       88,706
 Pier 1 Imports, Inc. ............       8,000       78,000
 Whole Foods Market, Inc. (a) ....       2,700      111,544
                                                -----------
                                                    278,250
                                                -----------
TELECOMMUNICATIONS EQUIPMENT--2.9%
 Allen Telecom, Inc. (a) .........       5,900      104,356
 ANTEC Corp. (a) .................       1,100       45,719
                                                -----------
                                                    150,075
                                                -----------
TRANSPORTATION--1.3%
 CNF Transportation, Inc. ........       3,000       68,250
                                                -----------
TOTAL COMMON STOCKS
 (Identified cost $4,493,776) ....                4,748,563
                                                -----------
REPURCHASE AGREEMENT--7.2%
 State Street Bank and Trust
  Company, 6.40%, 07/03/00, (Dated
  06/30/00, collateralized by
  $390,000 United States Treasury
  Note, 5.50%, 02/15/08, with a
  value of $380,738) (Identified
  cost $373,000) .................        $373  $   373,000
                                                -----------
TOTAL INVESTMENTS
 (Identified cost $4,866,776) (b).        98.7%  $5,121,563

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ..........         1.3       69,267
                                         -----   ----------
NET ASSETS .......................       100.0%  $5,190,830
                                         =====   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                             SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

COMMON STOCKS--97.3%

AUSTRALIA--1.7%
 Broken Hill Proprietary Company, Ltd.      24,180  $ 285,602
                                                    ---------
DENMARK--1.3%
 Tele Danmark A/S ....................       3,120    209,977
                                                    ---------
FINLAND--0.8%
 UPM-Kymmene OYJ .....................       5,600    139,005
                                                    ---------
FRANCE--13.9%
 Alcatel .............................       6,850    449,277
 Aventis SA ..........................       4,961    362,088
 Axa .................................       1,350    212,660
 Banque Nationale de Paris ...........       1,965    189,099
 Compagnie de Saint Gobain ...........       1,060    143,297
 Lagardere SCA .......................       1,200     91,651
 Suez Lyonnaise des Eaux SA ..........       1,190    208,473
 Total Fina SA, Class B ..............       2,503    383,772
 Vivendi .............................       2,580    227,716
                                                    ---------
 TOTAL FRANCE ........................              2,268,033
                                                    ---------
GERMANY--8.2%
 Allianz AG ..........................         798    286,685
 Bayerische Hypo-und Vereinsbank AG ..       5,000    322,975
 Deutsche Lufthansa AG ...............       8,640    199,699
 Deutsche Telekom AG .................       1,240     70,793
 E.On AG .............................       3,505    168,984
 Siemens AG ..........................       1,415    213,442
 Thyssen Krupp AG ....................       5,050     82,202
                                                    ---------
 TOTAL GERMANY ......................               1,344,780
                                                    ---------
HONG KONG--1.3%
 HSBC Holdings PLC ...................      19,200    219,484
                                                    ---------
ITALY--2.8%
 Alleanza Assicurazioni ..............       5,830     77,644
 ENI SpA .............................      29,350    169,524
 San Paolo-IMI SpA ...................      11,450    203,213
                                                    ---------
 TOTAL ITALY .........................                450,381
                                                    ---------
JAPAN--23.8%
 ACOM Company, Ltd. ..................         800     67,254
 Canon, Inc. ADR .....................       6,000    302,250
 Fuji Bank, Ltd. .....................      20,000    151,925
 Fujitsu, Ltd. .......................       8,000    276,707
 Industrial Bank of Japan, Ltd. ......      22,000    166,703
 Kao Corp. ADR .......................         760    232,738
 Nippon Paper Industries
  Company, Ltd. ......................      13,000     88,704
 Nippon Telegraph & Telephone
  Corp. ADR ..........................       4,195    286,833
 Nissan Motor Company, Ltd. (a) ......      84,000    494,793
 NTT DoCoMo, Inc. ....................           7    189,341
 Orix Corp. ..........................       1,700    250,742
 Sankyo Company, Ltd. ................       6,000    135,432
 Sony Corp. ADR ......................       3,378    318,588
 Sumitomo Electric Industries, Ltd. ..       8,000    137,072
 Sumitomo Trust & Banking
  Company, Ltd. ......................      31,000    220,583
 TDK Corp. ADR .......................       2,700    386,775
 The Sakura Bank, Ltd. ...............      27,000    186,523
                                                    ---------
 TOTAL JAPAN .........................              3,892,963
                                                    ---------
NETHERLANDS--6.8%
 Akzo Nobel NV .......................       4,500    191,179
 Getronics NV ........................       9,200    141,849
 Heineken NV .........................       4,005    243,753
 ING Groep NV ........................       4,320    292,001
 Koninklijke (Royal) Philips
  Electronics NV .....................       5,000    235,811
                                                    ---------
 TOTAL NETHERLANDS ...................              1,104,593
                                                    ---------
PORTUGAL--1.6%
 Portugal Telecom SA .................      23,900    268,332
                                                    ---------
SINGAPORE--2.9%
 Oversea-Chinese Banking
  Corporation, Ltd. ..................      31,050    213,952
 United Overseas Bank, Ltd. ADR ......      19,742    258,054
                                                    ---------
 TOTAL SINGAPORE .....................                472,006
                                                    ---------
SPAIN--3.0%
 Endesa SA ...........................      12,495    242,039
 Telefonica SA (a) ...................      11,262    241,916
                                                    ---------
 TOTAL SPAIN .........................                483,955
                                                    ---------
SWEDEN--2.8%
 Electrolux AB, Series B .............       8,415    130,232
 Investor AB, Series B ...............      13,000    177,608
 Svenska Handelsbanken AB,
  Series A ...........................      10,940    158,766
                                                    ---------
 TOTAL SWEDEN ........................                466,606
                                                    ---------
SWITZERLAND--4.9%
 ABB Ltd. ............................       2,035    243,569
 Roche Holding AG ....................          19    184,957
 Roche Holding AG ADR ................       1,364    133,206
 Zurich Allied AG ....................         480    237,161
                                                    ---------
 TOTAL SWITZERLAND ...................                798,893
                                                    ---------
UNITED KINGDOM--21.5%
 AstraZeneca Group PLC ...............       4,942    230,688
 BP Amoco PLC ........................      30,970    297,097
 British Aerospace PLC ...............      31,500    196,370
 British Energy PLC ..................      14,686     39,887

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                             SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
(CONTINUED)

 British Telecommunications PLC .       14,680    $   189,693
 Cadbury Schweppes PLC ..........       29,640        194,642
 Diageo PLC .....................       24,675        221,401
 GKN PLC ........................        8,665        110,526
 Great Universal Stores PLC .....       27,885        179,319
 Halifax Group PLC ..............       17,210        165,096
 Imperial Chemical Industries PLC       31,250        248,007
 Invensys PLC ...................       59,440        223,048
 National Grid Group PLC ........       18,900        148,993
 Prudential PLC .................        9,490        138,998
 Reed International PLC .........       24,735        215,203
 SmithKline Beecham PLC .........       22,720        297,366
 Tesco PLC ......................       70,470        219,121
 Vodafone AirTouch PLC ..........       48,500        195,939
                                                  -----------
 TOTAL UNITED KINGDOM ...........                   3,511,394
                                                  -----------
TOTAL COMMON STOCKS
 (Identified cost $15,800,232) ..                  15,916,004
                                                  -----------

REPURCHASE AGREEMENT--7.3%
 State Street Bank and Trust
  Company, 6.40%, 07/03/00,
  (Dated 06/30/00, collateralized
  by $1,160,000 United States
  Treasury Bond, 7.625%, 02/15/07,
  with a value of $1,210,750)
  (Identified cost $1,184,000) ..       $1,184    $ 1,184,000
                                                  -----------
TOTAL INVESTMENTS
 (Identified cost $16,984,232) (b)       104.6%   $17,100,004
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS                            (4.6)      (745,600)
                                         -----    -----------
NET ASSETS                               100.0%   $16,354,404
                                         =====    ===========





 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                SHARES     VALUE
--------------------------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

COMMON STOCKS--86.2%

BRAZIL--5.6%

 Companhia Cervejaria Brahma ADR .....     7,300   $124,100
 Companhia Energetica de Minas
  Gerais ADR .........................     2,497     43,200
 Embratel Participacoes SA ADR .......     2,600     61,425
 Souza Cruz SA .......................     7,000     41,880
 Telesp Celular Participacoes SA ADR .       800     35,900
                                                   --------
 TOTAL BRAZIL ........................              306,505
                                                   --------
CHILE--1.6%
 AFP Provida SA ADR ..................     4,200     88,725
                                                   --------
GREECE--1.4%
 Hellenic Telecommunications
  Organization SA ....................       833     20,410
 Hellenic Telecommunications
  Organization SA ADR ................     4,600     56,063
                                                   --------
 TOTAL GREECE ........................               76,473
                                                   --------
HONG KONG--5.2%
 China Telecom (Hong Kong), Ltd.
  ADR (a) ............................     1,200    213,375
 Yue Yuen Industrial Holdings ........    33,000     72,811
                                                   --------
 TOTAL HONG KONG .....................              286,186
                                                   --------
HUNGARY--1.2%
 Magyar Tavkozlesi RT. ADR ...........     1,880     64,742
                                                   --------
INDIA--8.9%
 Bharat Heavy Electricals, Ltd. ......     3,400     10,162
 Hindalco Industries, Ltd. GDR (c) ...     5,500    105,875
 Infosys Technologies, Ltd. ..........       290     54,031
 Larsen & Toubro, Ltd. ...............       400      4,340
 Larsen & Toubro, Ltd. GDR (c) .......     2,600     28,210
 Mahanagar Telephone Nigam, Ltd. .....    13,000     62,467
 Reliance Industries, Ltd. ...........    13,200    100,781
 Satyam Computer Services, Ltd. ......       480     32,060
 State Bank of India .................    18,200     92,264
                                                   --------
 TOTAL INDIA .........................              490,190
                                                   --------
INDONESIA--0.9%
 PT Hanjaya Mandala Sampoerna Tbk ....    19,000     27,569
 PT Indah Kiat Pulp & Paper Corp. (a)    105,000     21,294
                                                   --------
 TOTAL INDONESIA .....................               48,863
                                                   --------
ISRAEL--2.0%
 Bank Hapoalim .......................    18,200     52,777
 Check Point Software
  Technologies, Ltd. (a) .............       140     29,645
 Partner Communications
  Company, Ltd. ADR (a) ..............     2,740     26,030
                                                   --------
 TOTAL ISRAEL ........................              108,452
                                                   --------
MALAYSIA--0.3%
 Jaya Tiasa Holdings Berhad ..........    15,000     17,132
                                                   --------
MEXICO--16.8%
 Carso Global Telecom (a) ............    47,000    134,136
 Cemex SA de CV ADR ..................     2,602     60,822
 Fomento Economico Mexicano
  SA de CV ADR .......................     2,110     90,862
 Grupo Financiero Banamex
  Accival SA de CV (a) ...............    30,000    126,143
 Grupo Financiero Banorte
  SA de CV (a) .......................    24,000     33,151
 Grupo Iusacell SA de CV, Series V (a)     6,300     98,437
 Grupo Televisa SA (a) ...............     2,300    158,556
 Kimberly-Clark de Mexico SA de CV ...     9,400     26,732
 Pepsi-Gemex SA de CV GDR (a) ........     1,500      6,656
 Telefonos de Mexico SA ADR ..........     1,020     58,267
 Tubos de Acero de Mexico SA ADR .....     5,000     69,375
 Wal-Mart de Mexico SA de CV,
  Series C (a) .......................    24,000     55,332
                                                   --------
 TOTAL MEXICO ........................              918,469
                                                   --------
PERU--0.3%
 Credicorp, Ltd. .....................     2,100     18,900
                                                   --------
PHILIPPINES--2.2%
 Benpres Holdings Corp. (a) ..........   428,000     41,068
 Manila Electric Co. .................    12,000     17,619
 Philippine Long Distance
  Telephone Co. ADR ..................     3,500     62,125
                                                   --------
 TOTAL PHILIPPINES ...................              120,812
                                                   --------
POLAND--0.1%
 Bank Handlowy W. Warszawie
  GDR (c) ............................       322      4,943
                                                   --------
RUSSIA--3.9%
 Mobile Telesystems, ADR (a) .........     4,400     94,600
 OAO Lukoil Holding ADR ..............     2,300    117,576
                                                   --------
 TOTAL RUSSIA ........................              212,176
                                                   --------
SOUTH AFRICA--6.8%
 ABSA Group, Ltd. ....................    13,100     49,620
 Impala Platinum Holdings, Ltd. ......     2,000     74,340
 Old Mutual PLC ......................    25,400     55,824
 Sanlam, Ltd. ........................    47,500     56,076
 Sasol, Ltd. .........................     9,100     61,024
 South African Breweries PLC .........     5,100     38,034
 South African Breweries PLC (U.K.) ..     5,000     36,522
                                                   --------
 TOTAL SOUTH AFRICA ..................              371,440
                                                   --------


 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
(CONTINUED)

SOUTH KOREA--17.0%

 Hanvit Bank GDR (a), (c) ...................       5,500  $    27,225
 Hyundai Electronics Industries Co. (a) .....       3,200       63,138
 Kookmin Bank ...............................       4,640       59,091
 Korea Electric Power Corp. .................       3,100       96,195
 Korea Telecom Corp., ADR ...................       1,680       81,270
 LG Chemical, Ltd. ..........................       1,300       25,999
 Pohang Iron & Steel Company, Ltd. ..........         200       17,308
 Pohang Iron & Steel
  Company, Ltd. ADR .........................       2,260       54,240
 Samsung Electronics Co. GDR (c) ............       1,386      270,963
 Samsung Fire & Marine Insurance ............         742       20,629
 SK Telecom Company, Ltd. ADR ...............       5,845      212,246
                                                           -----------
 TOTAL SOUTH KOREA ..........................                  928,304
                                                           -----------
TAIWAN--8.5%
 ASE Test, Ltd. (a) .........................       2,360       69,473
 Asustek Computer, Inc. GDR (c) .............       5,304       48,266
 China Steel Corp. GDR ......................       3,800       50,540
 Compal Electronics, Inc. GDR ...............       3,405       40,865
 Far Eastern Textile, Ltd. ..................      14,000       17,406
 GigaMedia, Ltd. (a) ........................         400        4,850
 Siliconware Precision
  Industries Co. ADR (a) ....................       4,200       38,850
 Taiwan Semiconductor
  Manufacturing Company, Ltd. (a) ...........      24,000      114,044
 United Microelectronics Corp. (a) ..........      23,000       64,003
 Via Technologies, Inc. (a) .................       1,000       15,460
                                                           -----------
 TOTAL TAIWAN ...............................                  463,757
                                                           -----------
TURKEY--2.9%
 Erciyas Biracilik ve Malt Sanayii
  AS (a) ....................................   1,062,000       49,641
 Turkiye Garanti Bankasi
  AS ADR (a), (c) ...........................       2,700       32,130
 Yapi ve Kredi Bankasi AS ...................   7,133,170       79,332
                                                           -----------
 TOTAL TURKEY ...............................                  161,103
                                                           ----------
VENEZUELA--0.6%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ................       1,200       32,625
                                                           -----------
TOTAL COMMON STOCKS
 (Identified cost $4,580,410) ...............                4,719,797
                                                           -----------
PREFERRED STOCKS--6.2%
BRAZIL--6.1%
 Banco Itau SA ..............................   1,104,300       97,051
 Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR ...................       1,710       54,934
 Companhia Paranaense de
  Energia-Copel ADR .........................       8,100       75,431
 Tele Norte Leste Participacoes
  SA ADR ....................................       4,645      109,737
                                                           -----------
 TOTAL BRAZIL ...............................                  337,153
                                                           -----------
COLOMBIA--0.1%
 Banco Ganadero SA ADR ......................         850        3,347
                                                           -----------
TOTAL PREFERRED STOCKS
 (Identified cost $273,973) .................                  340,500
                                                           -----------
                                               PRINCIPAL
                                                AMOUNT
                                                (000)
                                             -----------
REPURCHASE AGREEMENT--9.2%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
   collateralized by $420,000 United
   States Treasury Bond, 10.75%, 08/15/05,
   with a value of $517,125)
  (Identified cost $504,000) ................        $504      504,000
                                                           -----------
TOTAL INVESTMENTS
 (Identified cost $5,358,383) (b) ...........       101.6%  $5,564,297
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ..............................        (1.6)     (89,566)
                                                    -----   ----------
NET ASSETS ..................................       100.0%  $5,474,731
                                                    =====   ==========

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

                                                          AGGREGATE          AGGREGATE              NET
                                                            GROSS              GROSS            UNREALIZED
                                     AGGREGATE           UNREALIZED         UNREALIZED         APPRECIATION
PORTFOLIO                              COST             APPRECIATION       DEPRECIATION       (DEPRECIATION)
---------                            --------           ------------       ------------       --------------
Retirement Equity                   $ 2,072,563           $ 94,740            $113,097           $ (18,357)
Retirement Small Cap                  4,866,776            539,454             284,667             254,787
Retirement International Equity      16,984,232            977,339             861,567             115,772
Retirement Emerging Markets           5,358,383            675,290             469,376             205,914


(c)Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to $517,612, or 9.45% of net assets of Retirement Emerging Markets Portfolio.

Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt











 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:

                                             LAZARD                  LAZARD
                                           RETIREMENT              RETIREMENT
                                          INTERNATIONAL             EMERGING
                                             EQUITY                  MARKETS
                                            PORTFOLIO               PORTFOLIO
                                             -------                 -------

INDUSTRY

Aerospace & Defense                            1.2%                    --%
Apparel & Textiles                              --                    0.3
Automotive                                     3.7                     --
Banking & Financial Services                  21.1                   14.0
Brewery                                        1.5                    4.5
Broadcasting                                  --                      3.0
Chemicals & Plastics                           2.7                     --
Commercial Services                            2.3                     --
Computer Software                               --                    2.1
Computers & Business Equipment                  --                    1.6
Conglomerates                                   --                    1.3
Construction & Materials                       0.9                    1.4
Cosmetics & Toiletries                         1.4                     --
Diversified                                    0.6                     --
Drugs & Health Care                            8.2                     --
Electrical Equipment                           7.6                     --
Electronics                                    1.4                    8.3
Food & Beverages                               2.5                    1.8
Forest Products                                1.4                     --
Household Products                             0.8                     --
Insurance                                      5.8                    2.4
Manufacturing                                  5.7                    0.2
Metals                                          --                    3.3
Oil & Gas                                      5.3                    3.3
Paper Products                                  --                    0.9
Petrochemicals                                  --                    2.3
Petroleum Equipment & Services                 1.8                     --
Publishing                                     1.3                     --
Repurchase Agreement                           7.3                    9.2
Retail                                         2.4                    3.3
Semiconductor Manufacturers                     --                    3.4
Steel                                           --                    3.5
Telecommunications                            12.9                   22.7
Telephone                                       --                   3.3
Tobacco                                         --                    1.3
Transportation-Air                             1.2                     --
Utilities                                      3.6                    4.2
                                             -----                  -----
Total Investments                            104.6%                 101.6%
                                             =====                  =====


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             LAZARD        LAZARD
                                                            LAZARD           LAZARD        RETIREMENT    RETIREMENT
                                                          RETIREMENT       RETIREMENT     INTERNATIONAL   EMERGING
                                                            EQUITY          SMALL CAP        EQUITY        MARKETS
                                                           PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $2,072,563,
  $4,866,776, $16,984,232, and $5,358,383, respectively)   $ 2,054,206    $5,121,563   $ 17,100,004    $ 5,564,297
Cash ...................................................           218        35,972            217            706
Foreign currency (cost $0, $0, $4,571, and $216,
 respectively) .........................................          --            --            4,559            217
Receivables for:
  Investments sold .....................................          --          50,400          4,434          9,577
  Dividends and interest ...............................         2,501           894         23,121          8,847
  Capital stock sold ...................................          --          12,984         80,125          5,428
Due from Manager .......................................         4,417         4,298          1,547          4,530
Deferred organizational costs ..........................         8,366         7,664         10,630          7,664
                                                           -----------    ----------   ------------    -----------
Total assets ...........................................     2,069,708     5,233,775     17,224,637      5,601,266
                                                           -----------    ----------   ------------    -----------
LIABILITIES
Payables for:
Investments purchased ..................................          --           4,466        810,644         94,600
Capital stock repurchased ..............................         4,363        12,819            220             16
Accrued directors' fees payable ........................            25            26             33             28
Accrued distribution fees payable ......................           413           942          2,887            964
Other accrued expenses and payables ....................        26,380        24,692         56,449         30,927
                                                           -----------    ----------   ------------    -----------
Total liabilities ......................................        31,181        42,945        870,233        126,535
                                                           -----------    ----------   ------------    -----------
Net assets .............................................     2,038,527     5,190,830     16,354,404      5,474,731
                                                           ===========    ==========   ============    ===========
NET ASSETS
Paid in capital ........................................     1,795,080     4,786,081     15,994,720      5,130,663
Undistributed (distribution in excess of)
  investment income--net ...............................         6,339         3,112         75,363          7,338
Unrealized appreciation (depreciation) on:
Investments--net .......................................       (18,357)      254,787        115,772        205,914
Foreign currency--net ..................................          --            --           (2,293)           (39)
Accumulated realized gain (loss)--net ..................       255,465       146,850        170,842        130,855
                                                           -----------    ----------   ------------    -----------
Net assets .............................................   $ 2,038,527    $5,190,830   $ 16,354,404    $ 5,474,731
                                                           ===========    ==========   ============    ===========
Shares of capital stock outstanding* ...................       177,762       481,331      1,259,610        537,877
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE   $     11.47    $    10.78   $      12.98    $     10.18

* $0.001 par value, 500,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                        LAZARD        LAZARD
                                                              LAZARD        LAZARD    RETIREMENT    RETIREMENT
                                                           RETIREMENT    RETIREMENT  INTERNATIONAL   EMERGING
                                                             EQUITY       SMALL CAP     EQUITY        MARKETS
                                                            PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Interest ................................................   $   2,753    $  11,836    $  28,862    $  14,022
Dividends ...............................................      18,253       16,392      130,175       36,343
                                                            ---------    ---------    ---------    ---------
Total investment income* ................................      21,006       28,228      159,037       50,365
                                                            ---------    ---------    ---------    ---------
EXPENSES:
Management fees .........................................       8,803       15,294       41,649       24,705
Administration fees .....................................      19,046       19,158       19,861       19,193
Distribution fees .......................................       2,935        5,098       13,967        6,176
Custodian fees ..........................................       6,174       13,288       62,086       27,426
Professional services ...................................      13,209       12,607       13,955       12,355
Registration fees .......................................        --            565        2,708          355
Shareholders' services ..................................       6,468        6,526        6,622        6,527
Directors' fees and expenses ............................          53           60          120           79
Shareholders' reports ...................................       7,135        5,681        8,672        6,219
Amortization of organizational expenses .................       1,776        1,645        2,255        1,645
Other ...................................................         395          250          340          522
                                                            ---------    ---------    ---------    ---------
Total expenses before fees waived and expenses reimbursed      65,994       80,172      172,235      105,202
Management fees waived and expenses reimbursed ..........     (38,827)     (42,041)     (89,936)     (52,851)
Administration fees waived ..............................     (12,500)     (12,500)     (12,500)     (12,500)
Expense reductions ......................................          --         (141)        (194)        (324)
                                                            ---------    ---------    ---------    ---------
Expenses--net ...........................................      14,667       25,490       69,605       39,527
                                                            ---------    ---------    ---------    ---------
INVESTMENT INCOME (LOSS)--NET ...........................       6,339        2,738       89,432       10,838
                                                            ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY--NET
Realized gain (loss) on:
Investments--net ........................................     285,432      186,209      134,962      114,067
Foreign currency--net ...................................          --           --        6,917       (5,863)
Change in net unrealized appreciation (depreciation) on:
Investments--net ........................................    (369,724)     202,404     (330,851)    (515,654)
Foreign currency--net ...................................          --           --       (3,021)         (71)
                                                            ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY--NET .............................     (84,292)     388,613     (191,993)    (407,521)
                                                            ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .......................................   $ (77,953)   $ 391,351    $(102,561)   $(396,683)
                                                            =========    =========    =========    =========
*Net of foreign withholding taxes of ....................   $     759    $      --    $  21,885    $   2,838
                                                            =========    =========    =========    =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           LAZARD RETIREMENT EQUITY PORTFOLIO
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 2000       YEAR ENDED
                                                                             (UNAUDITED)    DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Investment income (loss)--net .............................................   $     6,339      $    11,766
Realized gain (loss) on investments and foreign currency--net .............       285,432           63,497
Change in unrealized appreciation (depreciation)--net .....................      (369,724)         133,198
                                                                              -----------      -----------
Net increase (decrease) in net assets resulting from operations ...........       (77,953)         208,461
                                                                              -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
From investment income--net ...............................................            --          (11,766)
From realized gains--net ..................................................            --          (68,216)
In excess of investment income--net .......................................            --           (3,863)
In excess of realized gains--net ..........................................            --          (17,679)
                                                                              -----------      -----------
Net decrease in net assets resulting from distributions ...................            --         (101,524)
                                                                              -----------      -----------
CAPITAL STOCK TRANSACTIONS:
Net proceeds from sales ...................................................     2,826,830          951,097
Net proceeds from reinvestment of distributions ...........................            --          101,522
Cost of shares redeemed ...................................................    (3,545,615)        (837,312)
                                                                              -----------      -----------
Net increase (decrease) in net assets from capital stock transactions .....      (718,785)         215,307
                                                                              -----------      -----------
Total increase (decrease) in net assets ...................................      (796,738)         322,244
Net assets at beginning of period .........................................     2,835,265        2,513,021
                                                                              -----------      -----------
Net assets at end of period* ..............................................   $ 2,038,527      $ 2,835,265
                                                                              ===========      ===========

SHARES ISSUED AND REPURCHASED:
Shares outstanding at beginning of period .................................       245,950          227,507
                                                                              -----------      -----------
Shares sold ...............................................................       241,037           81,270
Shares issued to shareholders from reinvestment of distributions ..........            --            8,995
Shares repurchased ........................................................      (309,225)         (71,822)
                                                                              -----------      -----------
Net increase (decrease) ...................................................       (68,188)          18,443
                                                                              -----------      -----------
Shares outstanding at end of period .......................................       177,762          245,950
                                                                              ===========      ===========
*Includes undistributed (distributions in excess of) investment income--net   $     6,339      $        --
                                                                              ===========      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                                                LAZARD RETIREMENT SMALL CAP PORTFOLIO
                                                                              ----------------------------------------
                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2000        YEAR ENDED
                                                                                (UNAUDITED)      DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Investment income (loss)--net .............................................   $     2,738          $     3,367
Realized gain (loss) on investments and foreign currency--net .............       186,209               57,830
Change in unrealized appreciation (depreciation)--net .....................       202,404               30,863
                                                                              -----------          -----------
Net increase (decrease) in net assets resulting from operations ...........       391,351               92,060
                                                                              -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
From investment income--net ...............................................            --               (3,367)
From realized gains--net ..................................................            --              (42,556)
In excess of investment income--net .......................................            --                 (585)
                                                                              -----------          -----------
Net decrease in net assets resulting from distributions ...................            --              (46,508)
                                                                              -----------          -----------
CAPITAL STOCK TRANSACTIONS:
Net proceeds from sales ...................................................     4,265,551            1,969,581
Net proceeds from reinvestment of distributions ...........................            --               46,507
Cost of shares redeemed ...................................................    (2,174,811)          (1,057,288)
                                                                              -----------          -----------
Net increase (decrease) in net assets from capital stock transactions .....     2,090,740              958,800
                                                                              -----------          -----------
Total increase (decrease) in net assets ...................................     2,482,091            1,004,352
Net assets at beginning of period .........................................     2,708,739            1,704,387
                                                                              -----------          -----------
Net assets at end of period* ..............................................   $ 5,190,830          $ 2,708,739
                                                                              ===========          ===========
SHARES ISSUED AND REPURCHASED:
Shares outstanding at beginning of period .................................       275,707              179,072
                                                                              -----------          -----------
Shares sold ...............................................................       410,125              201,446
Shares issued to shareholders from reinvestment of distributions ..........            --                4,958
Shares repurchased ........................................................      (204,501)            (109,769)
                                                                              -----------          -----------
Net increase (decrease) ...................................................       205,624               96,635
                                                                              -----------          -----------
Shares outstanding at end of period .......................................       481,331              275,707
                                                                              ===========          ===========
*Includes undistributed (distributions in excess of) investment income--net   $     3,112          $       374
                                                                              ===========          ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------
                                                        LAZARD RETIREMENT
                                                  INTERNATIONAL EQUITY PORTFOLIO
                                                  ------------------------------
                                                   SIX MONTHS ENDED  YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                      (UNAUDITED)       1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income (loss)--net ...................   $    89,432    $   11,197
  Realized gain (loss) on investments and
    foreign currency--net .........................       141,879        53,232
  Change in unrealized appreciation
    (depreciation)--net ...........................      (333,872)      400,299
                                                      -----------    ----------
Net increase (decrease) in net assets
    resulting from operations .....................      (102,561)      464,728
                                                      -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From investment income--net .....................            --       (11,197)
  From realized gains--net ........................            --       (24,823)
  In excess of investment income--net .............            --       (14,166)
                                                      -----------    ----------
Net decrease in net assets resulting
    from distributions ............................            --       (50,186)
                                                      -----------    ----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sales .........................    10,956,707     5,417,457
  Net proceeds from reinvestment
    of distributions ..............................            --        50,185
  Cost of shares redeemed .........................      (807,470)      (87,052)
                                                      -----------    ----------
Net increase (decrease) in net assets from
    capital stock transactions ....................    10,149,237     5,380,590
                                                      -----------    ----------
Total increase (decrease) in net assets ...........    10,046,676     5,795,132
Net assets at beginning of period .................     6,307,728       512,596
                                                      -----------    ----------
Net assets at end of period* ......................   $16,354,404    $6,307,728
                                                      ===========    ==========
SHARES ISSUED AND REPURCHASED:
  Shares outstanding at beginning of period .......       467,494        45,638
                                                      -----------    ----------
  Shares sold .....................................       856,390       425,219
  Shares issued to shareholders from reinvestment
    of distributions ..............................            --         3,863
  Shares repurchased ..............................       (64,274)       (7,226)
                                                      -----------    ----------
  Net increase (decrease) .........................       792,116       421,856
                                                      -----------    ----------
  Shares outstanding at end of period .............     1,259,610       467,494
                                                      ===========    ==========
  *Includes undistributed (distributions in
     excess of) investment income--net ............   $    75,363    $  (14,069)
                                                      ===========    ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                        LAZARD RETIREMENT
                                                    EMERGING MARKETS PORTFOLIO
                                                  ------------------------------
                                                   SIX MONTHS ENDED  YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                      (UNAUDITED)       1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income (loss)--net ...................   $   10,838     $    7,305
  Realized gain (loss) on investments and
    foreign currency--net .........................      108,204         83,006
  Change in unrealized appreciation
    (depreciation)--net ...........................     (515,725)     1,046,334
                                                      ----------     ----------
Net increase (decrease) in net assets
    resulting from operations .....................     (396,683)     1,136,645
                                                      ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From investment income--net .....................           --         (8,982)
  In excess of investment income--net .............           --           (432)
                                                      ----------     ----------
Net decrease in net assets resulting
  from distributions ..............................           --         (9,414)
                                                      ----------     ----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sales .........................    1,774,767      2,442,484
  Net proceeds from reinvestment
    of distributions ..............................           --          9,413
  Cost of shares redeemed .........................     (470,854)      (260,995)
                                                      ----------     ----------
Net increase (decrease) in net assets
  from capital stock transactions .................    1,303,913      2,190,902
                                                      ----------     ----------
Total increase (decrease) in net assets ...........      907,230      3,318,133
Net assets at beginning of period .................    4,567,501      1,249,368
                                                      ----------     ----------
Net assets at end of period* ......................   $5,474,731     $4,567,501
                                                      ==========     ==========
SHARES ISSUED AND REPURCHASED:
  Shares outstanding at beginning of period .......      414,824        172,204
                                                      ----------     ----------
  Shares sold .....................................      167,665        269,490
  Shares issued to shareholders from
    reinvestment of distributions .................           --            911
  Shares repurchased ..............................      (44,612)       (27,781)
                                                      ----------     ----------
  Net increase (decrease) .........................      123,053        242,620
                                                      ----------     ----------
  Shares outstanding at end of period .............      537,877        414,824
                                                      ==========     ==========
  *Includes undistributed (distributions in
     excess of) investment income--net ............   $    7,338     $   (3,500)
                                                      ==========     ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO

                                                                      FOR THE
                                             SIX MONTHS                PERIOD
                                                ENDED    YEAR ENDED 3/18/98* TO
                                               6/30/00+   12/31/99   12/31/98
                                               -------    --------   --------
Net asset value, beginning of period ........   $11.53     $11.05     $10.00
                                                ------     ------     ------
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.04       0.06       0.02
  Net realized and unrealized gain (loss) ...    (0.10)      0.83       1.06
                                                ------     ------     ------
  Total from investment operations ..........    (0.06)      0.89       1.08
                                                ------     ------     ------
Less distributions from and in excess of:
  Net investment income .....................       --      (0.06)     (0.02)
  Net realized gain .........................       --      (0.35)     (0.01)
                                                ------     ------     ------
  Total distributions .......................       --      (0.41)     (0.03)
                                                ------     ------     ------
Net asset value, end of period ..............   $11.47     $11.53     $11.05
                                                ======     ======     ======
TOTAL RETURN (A) ............................     (0.5)%      8.2%      10.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....   $2,039     $2,835     $2,513
Ratios to average net assets:
  Net expenses (b) ..........................     1.25%      1.33%      1.50%
  Gross expenses (b) ........................     5.62%      5.63%     21.32%
  Net investment income (b) .................     0.54%      0.42%      0.53%
Portfolio turnover rate .....................       83%        35%        40%

LAZARD RETIREMENT SMALL CAP PORTFOLIO

                                              SIX MONTH        YEAR ENDED    FOR THE PERIOD
                                                ENDED     -------------------  11/4/97* TO
                                               6/30/00+   12/31/99   12/31/98   12/31/97
                                               --------   --------   --------   --------
Net asset value, beginning of period ........   $ 9.82     $ 9.52     $ 9.84     $10.00
                                                ------     ------     ------     ------
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.01       0.02         --       0.02
  Net realized and unrealized gain (loss) ...     0.95       0.46      (0.32)     (0.16)
                                                ------     ------     ------     ------
  Total from investment operations ..........     0.96       0.48      (0.32)     (0.14)
                                                ------     ------     ------     ------
Less distributions from and in excess of:
  Net investment income .....................       --      (0.02)        --      (0.02)
  Net realized gain .........................       --      (0.16)        --         --
                                                ------     ------     ------     ------
  Total distributions .......................       --      (0.18)        --      (0.02)
                                                ------     ------     ------     ------
Net asset value, end of period ..............   $10.78     $ 9.82     $ 9.52     $ 9.84
                                                ======     ======     ======     ======
TOTAL RETURN (A) ............................      9.8%       5.1%      (3.2)%     (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....   $5,191     $2,709     $1,704     $  591
Ratios to average net assets:
  Net expenses (b) ..........................     1.25%      1.32%      1.50%      1.50%
  Gross expenses (b) ........................     3.93%      7.31%     16.20%     52.55%
  Net investment income (b) .................     0.13%      0.16%     (0.18)%     0.71%
Portfolio turnover rate .....................       56%        73%        61%         0%

SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
FINANCIAL HIGHLIGHTS
SELECT DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

--------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

                                                                       FOR THE
                                             SIX MONTHS                 PERIOD
                                                ENDED     YEAR ENDED  9/1/98* TO
                                               6/30/00+     12/31/99    12/31/98
                                               -------      -------     -------
Net asset value, beginning of period ........   $ 13.49     $ 11.23     $ 10.00
                                                -------     -------     -------
Income (loss) from investment operations:

  Net investment income (loss) ..............      0.09        0.08       (0.04)
  Net realized and unrealized gain (loss) ...     (0.60)       2.32        1.27
                                                -------     -------     -------
  Total from investment operations ..........     (0.51)       2.40        1.23
                                                -------     -------     -------
Less distributions from and in excess of:

  Net investment income .....................        --       (0.07)         --
  Net realized gain .........................        --       (0.07)         --
                                                -------     -------     -------
  Total distributions .......................        --       (0.14)         --
                                                -------     -------     -------
Net asset value, end of period ..............   $ 12.98     $ 13.49     $ 11.23
                                                =======     =======     =======
TOTAL RETURN (A) ............................      (3.8)%      21.4%       12.3%
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) ....   $16,354     $ 6,308     $   513
Ratios to average net assets:
  Net expenses (b) ..........................      1.25%       1.31%       1.60%
  Gross expenses (b) ........................      3.10%      12.94%      48.67%
  Net investment income (b) .................      1.61%       0.85%      (0.58)%
Portfolio turnover rate .....................        21%         22%          7%

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO


                                               SIX MONTHS        YEAR ENDED     FOR THE PERIOD
                                                 ENDED     --------------------   11/4/97* TO
                                                6/30/00+   12/31/99    12/31/98    12/31/97
                                                -------    --------    --------    --------
Net asset value, beginning of period ........   $ 11.01     $  7.26     $  9.49     $ 10.00
                                                -------     -------     -------     -------
Income (loss) from investment operations:

  Net investment income (loss) ..............      0.02        0.02        0.06        0.04
  Net realized and unrealized gain (loss) ...     (0.85)       3.76       (2.23)      (0.51)
                                                -------     -------     -------     -------
  Total from investment operations ..........     (0.83)       3.78       (2.17)      (0.47)
                                                -------     -------     -------     -------
Less distributions from and in excess of:

  Net investment income .....................        --       (0.03)      (0.06)      (0.04)
  Net realized gain .........................        --          --          --          --
                                                -------     -------     -------     -------
  Total distributions .......................        --       (0.03)      (0.06)      (0.04)
                                                -------     -------     -------     -------
Net asset value, end of period ..............   $ 10.18     $ 11.01     $  7.26     $  9.49
                                                =======     =======     =======     =======
TOTAL RETURN(A) .............................      (7.5)%      52.1%      (22.9)%      (4.7)%
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) ....   $ 5,475     $ 4,568     $ 1,249     $ 1,429
Ratios to average net assets:
  Net expenses (b) ..........................      1.60%       1.64%       1.80%       1.80%
  Gross expenses (b) ........................      4.26%       9.59%      14.37%      23.17%
  Net investment income (b) .................      0.44%       0.39%       0.83%       1.96%
Portfolio turnover rate .....................        32%         45%         44%          0%

SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
LAZARD RETIREMENT SERIES, INC.
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

  * Commencement of operations

  + Unaudited

(a) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been waived and/or reimbursed by the Investment Manager and/or the Administrator during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
Lazard Retirement Series, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Lazard Retirement Series, Inc. (the "Fund") was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of eight portfolios (each referred to as a "Portfolio"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Currently, only the following four portfolios, each of which is "non-diversified", as defined in the Act, are being offered: Lazard Retirement Equity Portfolio ("Equity Portfolio"), Lazard Retirement Small Cap Portfolio ("Small Cap Portfolio"), Lazard Retirement International Equity Portfolio ("International Equity Portfolio") and Lazard Retirement Emerging Markets Portfolio ("Emerging Markets Portfolio"). Equity Portfolio commenced operations on March 18, 1998; International Equity Portfolio commenced operations on September 1, 1998; Small Cap Portfolio and Emerging Markets Portfolio each commenced operations on November 4, 1997. Each of the other four Portfolios has issued 1 share of capital stock at $10 per share, but had not commenced operations at June 30, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(a) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service, which are based primarily on institutional-size trading in similar groups of securities, or by using brokers' quotations. Mortgage-backed securities issued by certain government related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(b) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Non-cash dividends, in which security shares are received, are included in dividend income and are valued at the security's opening price per share on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(c) REPURCHASE AGREEMENTS--In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, plus interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Portfolio may suffer a loss.

(d) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

================================================================================
Lazard Retirement Series, Inc.
Notes to Financial Statements (continued)
June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized gains (losses) from foreign currency transactions represent net foreign currency gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. International Equity Portfolio and Emerging Markets Portfolio (the "Eligible Portfolios") may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce an Eligible Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which has been purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(e) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains, to shareholders. Therefore, no federal income tax provision is required.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1999, the following Portfolios have elected to defer net capital and currency losses arising between November 1, 1999 and December 31, 1999, as follows:

Portfolio                           Amount
---------                           ------
Equity                             $25,229
Small Cap                           38,687
International Equity                   407
Emerging Markets                     2,776

(f) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare and to pay dividends annually from net investment income on shares of Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, realized gains-net, and paid in capital.

(g) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(h) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

(i) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of

================================================================================
Lazard Retirement Series, Inc.
Notes to Financial Statements (continued)
June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(j) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:

Portfolio                          Annual Rate
---------                          -----------
Equity                                0.75%
Small Cap                             0.75
International Equity                  0.75
Emerging Markets                      1.00

The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets:

                                     Annual
Portfolio                      Operating Expenses
---------                      ------------------
Equity                                1.25%
Small Cap                             1.25
International Equity                  1.25
Emerging Markets                      1.60

For the period ended June 30, 2000, the Manager waived, in entirety, its management fee and, in addition, reimbursed expenses as follows:

                                             Reimbursed
Portfolio                   Waived Fees       Expenses
---------                   -----------      ----------
Equity                       $ 8,803           $30,024
Small Cap                     15,294            26,747
International Equity          41,649            48,287
Emerging Markets              24,705            28,146

The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such expenses at the annual rate of $37,500, and 0.02% of average daily net assets up to $1 billion plus 0.01% of average daily net assets over $1 billion. State Street waived the $37,500 fee for the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio until February 29, 2000. From March 1, 2000, State Street has agreed to waive $18,750 of the fee for the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio until February 28, 2001 or until each Portfolio reaches net assets of $50 million, whichever comes first.

The Fund has a distribution agreement with Lazard Freres & Co. LLC (the "Distributor"). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides each Portfolio with distribution services pursuant to a separate Distribution Plan (the "Plan"), in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from each Portfolio. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. For such services, each Portfolio will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets. The distribution fees may be retained by the Distributor, in the case of a shareholder who purchases shares directly through the Distributor, but usually the fees are paid to external organizations, such as 401(k) alliance sponsors, discount brokers and bank trust departments, who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each Director who is not an employee or an affiliated person of the Manager its allocated portion of a fixed fee of $30,000 per year, plus $2,500 per meeting attended for the Fund and The Lazard Funds, Inc.,

================================================================================
Lazard Retirement Series, Inc.
Notes to Financial Statements (continued)
June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

another multi-portfolio fund advised by the Manager, and reimburses them for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and The Lazard Funds, Inc. also receives an annual fee of $5,000.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended June 30, 2000 were as follows:

Portfolio                    Purchases          Sales
---------                    ---------          -----
Equity                      $ 1,945,166      $2,785,380
Small Cap                     4,039,124       2,105,076
International Equity         12,686,913       2,212,357
Emerging Markets              2,983,916       1,440,276

For the period ended June 30, 2000, brokerage commissions were paid to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios as follows:

                                  Commissions
Portfolio                            Paid
---------                         -----------
Equity                                $995
Small Cap                              152
International Equity                   276
Emerging Markets                        41

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 887-4929
http://www.lazardnet.com

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 887-4929

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

LAZARD
Retirement Series

                      30 Rockefeller Plaza
                      New York, New York 10112
                      Telephone (800) 887-4929
                      http://www.lazardnet.com

This report is for the information of the shareholders of Lazard Retirement Series, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.